Muzinich Dynamic Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 93.4%		Par	Value
Aerospace/Defense - 0.9%
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)		$150,000	$153,225
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	675,000	800,573
TransDigm, Inc., 6.63%, 03/01/2032 (a)		500,000	510,311
			1,464,109

Agency - 0.5%
Indian Railway Finance Corp. Ltd., 3.57%, 01/21/2032		850,000	796,440

Airlines - 1.3%
Air France-KLM, 3.88%, 01/14/2031	EUR	500,000	552,509
OneSky Flight LLC, 8.88%, 12/15/2029 (a)		350,000	361,472
United Airlines Holdings, Inc.
4.88%, 03/01/2029		325,000	318,683
5.38%, 03/01/2031		125,000	122,570
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027 (a)		650,000	642,248
			1,997,482

Automotive & Auto Parts - 3.8%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)		275,000	278,186
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)		200,000	197,366
7.75%, 10/15/2033 (a)		225,000	217,980
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)		150,000	153,338
Ford Motor Credit Co. LLC
5.92%, 03/20/2028		300,000	303,918
3.78%, 09/16/2029	EUR	400,000	453,956
5.73%, 09/05/2030		200,000	199,894
7.12%, 11/07/2033		275,000	289,159
General Motors Financial Co., Inc., 5.63%, 04/04/2032		175,000	179,046
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	300,000	344,712
LKQ Dutch Bond BV, 4.13%, 03/13/2031	EUR	275,000	315,053
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (a)		300,000	287,859
Phinia, Inc.
6.75%, 04/15/2029 (a)		650,000	662,525
6.63%, 10/15/2032 (a)		400,000	407,083
Stellantis Financial Services US Corp., 5.40%, 09/15/2030 (a)		425,000	417,497
Volkswagen International Finance NV, 3.88% to 06/17/2029 then EUSA9 + 3.96%, Perpetual	EUR	500,000	556,285
ZF North America Capital, Inc.
7.13%, 04/14/2030 (a)		325,000	320,672
7.50%, 03/24/2031 (a)		400,000	392,721
			5,977,250

Banking - 14.2%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual	EUR	500,000	577,928
AL Sydbank, 3.63% to 03/05/2029 then 3 mo. EURIBOR + 1.45%, 03/05/2030	EUR	400,000	462,212
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	798,276
Banco Comercial Portugues SA, 8.13% to 07/18/2029 then 5 yr. Swap Rate EUR + 5.78%, Perpetual	EUR	400,000	495,161
Banco de Sabadell SA, 5.00% to 11/19/2027 then 5 yr. Swap Rate EUR + 5.17%, Perpetual	EUR	600,000	693,590
Banco Santander SA, 9.63% to 05/21/2029 then 5 yr. CMT Rate + 5.31%, Perpetual		600,000	647,003
Bank of America Corp.
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		250,000	245,668
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035		100,000	101,961
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	388,112
Bankinter SA, 3.63% to 02/04/2032 then EURIBOR ICE Swap Rate + 1.20%, 02/04/2033	EUR	400,000	454,162
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	600,000	688,961
Bayerische Landesbank, 1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	600,000	689,698
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	684,965
BNP Paribas SA, 4.40%, 08/14/2028 (a)		350,000	348,606
BPCE SA, 1.25% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	457,408
CaixaBank SA, 4.13% to 02/09/2031 then 3 mo. EURIBOR + 1.50%, 02/09/2032	EUR	700,000	822,593
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		375,000	370,859
Commerzbank AG, 3.13% to 11/26/2029 then 3 mo. EURIBOR + 0.80%, 11/26/2030	EUR	600,000	679,755
Deutsche Bank AG
10.00% to 04/30/2028 then 5 yr. Swap Rate EUR + 6.94%, Perpetual	EUR	600,000	739,475
3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031	EUR	200,000	227,022
Deutsche Bank AG/New York NY, 4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031		600,000	597,711
Erste Group Bank AG
3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual	EUR	600,000	684,411
8.50% to 04/15/2029 then 5 yr. Swap Rate EUR + 5.46%, Perpetual	EUR	400,000	499,686
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	231,726
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		750,000	759,477
HSBC Holdings PLC
2.85% to 06/04/2030 then SOFR + 2.39%, 06/04/2031		450,000	415,897
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	413,396
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	150,000	175,617
ING Groep NV, 4.13% to 08/24/2028 then 5 yr. Swap Rate EUR + 2.50%, 08/24/2033	EUR	300,000	349,410
Islandsbanki HF, 3.75%, 11/11/2032	EUR	600,000	676,202
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	651,601
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	400,000	456,737
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	952,897
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	641,760
NatWest Group PLC, 3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	150,000	170,183
OTP Bank Nyrt, 8.75% to 05/15/2028 then 5 yr. CMT Rate + 5.06%, 05/15/2033		500,000	521,493
Permanent TSB Group Holdings PLC, 3.88% to 12/22/2030 then 5 yr. Swap Rate EUR + 1.55%, 12/22/2035	EUR	200,000	224,969
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	550,000	641,310
Societe Generale SA
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (a)		225,000	222,803
3.75% to 09/02/2032 then 3 mo. EURIBOR + 1.40%, 09/02/2033	EUR	300,000	339,457
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	580,000	663,964
Triodos Bank NV, 4.88% to 09/12/2028 then 3 mo. EURIBOR + 2.50%, 09/12/2029	EUR	400,000	469,261
UniCredit SpA
3.88% to 06/03/2027 then 5 yr. Swap Rate EUR + 4.08%, Perpetual	EUR	500,000	568,369
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	603,740
			22,505,492

Broadcasting - 1.1%
Canal+ SA, 4.63%, 12/03/2030	EUR	400,000	456,429
Discovery Global Holdings, Inc., 4.05%, 03/15/2029		200,000	193,335
Paramount Global, 4.95%, 01/15/2031		340,000	315,156
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	300,000	388,382
ROBLOX Corp., 3.88%, 05/01/2030 (a)		225,000	211,505
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)		125,000	127,188
			1,691,995

Building Materials - 1.3%
Imerys SA, 4.00%, 11/21/2032	EUR	500,000	559,444
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)		175,000	174,253
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)		175,000	177,495
6.75%, 03/01/2033 (a)		325,000	330,293
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)		775,000	775,897
			2,017,382

Capital Goods - 1.8%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)		250,000	251,419
Bidvest Group UK PLC, 6.20%, 09/17/2032		400,000	399,693
Deere & Co., 5.45%, 01/16/2035		300,000	312,033
GE Vernova, Inc., 4.88%, 02/04/2036		275,000	272,824
KION Group AG, 4.00%, 11/20/2029	EUR	260,000	300,710
Regal Rexnord Corp., 6.05%, 04/15/2028		325,000	333,504
Solventum Corp., 5.45%, 03/13/2031		330,000	338,672
Terex Corp., 6.25%, 10/15/2032 (a)		350,000	351,587
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030		260,000	262,909
			2,823,351

Consumer-Products - 1.4%
Acushnet Co., 5.63%, 12/01/2033 (a)		175,000	174,087
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (a)		225,000	217,927
Edgewell Personal Care Co.
5.50%, 06/01/2028 (a)		400,000	397,828
4.13%, 04/01/2029 (a)		500,000	472,662
Energizer Holdings, Inc., 4.38%, 03/31/2029 (a)		175,000	166,601
Haleon US Capital LLC, 3.63%, 03/24/2032		250,000	234,985
Polaris, Inc., 5.60%, 03/01/2031		275,000	272,721
Whirlpool Corp., 6.13%, 06/15/2030		225,000	219,605
			2,156,416

Containers - 0.3%
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)		425,000	422,891

Diversified Financial Services - 11.6%
Aareal Bank AG, 5.63% to 12/12/2029 then 5 yr. Swap Rate EUR + 3.25%, 12/12/2034	EUR	400,000	471,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.15%, 09/30/2030		225,000	236,673
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056		400,000	400,694
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		485,000	492,635
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031		225,000	228,780
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (a)		400,000	360,074
Avolon Holdings Funding Ltd., 4.90%, 10/10/2030 (a)		525,000	521,639
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)		200,000	202,064
Block, Inc., 6.00%, 08/15/2033 (a)		125,000	122,730
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)		625,000	610,657
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031		465,000	513,812
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)		225,000	214,342
DAE Funding LLC, 3.38%, 03/20/2028		900,000	866,683
Esic Sukuk Ltd., 5.83%, 02/14/2029		810,000	810,094
FTAI Aviation Investors LLC, 7.00%, 06/15/2032 (a)		775,000	794,976
Goldman Sachs Group, Inc., 2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		825,000	728,569
HLD Europe SCA
4.13%, 04/02/2030	EUR	250,000	289,393
4.25%, 03/24/2032	EUR	100,000	114,387
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		800,000	784,434
MDGH GMTN RSC Ltd., 2.88%, 11/07/2029		880,000	824,651
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		300,000	304,245
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032		300,000	295,184
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		450,000	457,684
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	510,000	579,789
Nasdaq, Inc., 5.55%, 02/15/2034		500,000	514,885
OneMain Finance Corp., 3.50%, 01/15/2027		400,000	392,626
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)		150,000	153,465
7.13%, 11/15/2030 (a)		550,000	546,541
6.88%, 02/15/2033 (a)		400,000	382,722
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)		600,000	604,118
Rocket Cos., Inc., 6.38%, 08/01/2033 (a)		300,000	303,547
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034		400,000	402,035
5.25%, 11/26/2035		325,000	317,511
Sofina SA, 3.71%, 11/13/2033	EUR	600,000	678,771
SoftBank Group Corp.
6.75%, 07/08/2029		800,000	790,832
5.75%, 07/08/2032	EUR	350,000	385,470
Tikehau Capital SCA, 4.25%, 04/08/2031	EUR	300,000	339,239
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual		800,000	853,643
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (a)		460,000	405,404
			18,296,541

Diversified Media - 0.5%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031 (a)		225,000	235,816
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029	EUR	200,000	237,112
Snap, Inc.
6.88%, 03/01/2033 (a)		75,000	70,865
6.88%, 03/15/2034 (a)		200,000	188,232
			732,025

Energy - 7.5%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	838,793
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.81%, 03/11/2034	EUR	225,000	257,184
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	510,000	603,778
Buckeye Partners LP, 6.75%, 02/01/2030 (a)		175,000	180,683
Cheniere Energy Partners LP, 5.95%, 06/30/2033		325,000	340,971
Cheniere Energy, Inc., 5.20%, 07/30/2036 (a)		275,000	272,439
DT Midstream, Inc., 4.13%, 06/15/2029 (a)		475,000	465,160
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		325,000	328,546
Enterprise Products Operating LLC, 4.95%, 02/15/2035		225,000	224,522
EQT Corp.
4.50%, 01/15/2029		67,000	66,813
4.75%, 01/15/2031		322,000	320,431
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036		1,400,000	1,191,664
Hess Midstream Operations LP, 5.88%, 03/01/2028 (a)		300,000	302,040
ONEOK, Inc., 5.40%, 10/15/2035		300,000	298,342
Petrobras Global Finance BV, 6.75%, 01/27/2041		400,000	389,583
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)		100,000	102,966
Shell International Finance BV, 1.75%, 09/10/2052	GBP	200,000	113,388
SM Energy Co., 5.00%, 10/15/2026 (a)		400,000	399,470
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.63%, 11/04/2031	EUR	300,000	342,471
Sunoco LP
5.63%, 03/15/2031 (a)		400,000	398,426
5.88%, 03/15/2034 (a)		275,000	272,087
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)		250,000	248,045
6.00%, 12/31/2030 (a)		325,000	323,466
Targa Resources Corp., 6.50%, 03/30/2034		205,000	221,758
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	662,196
Var Energi ASA, 5.88%, 05/22/2030 (a)		340,000	350,931
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)		475,000	421,293
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036 (a)		475,000	503,423
Viper Energy Partners LLC, 4.90%, 08/01/2030		250,000	250,302
Vivo Energy Investments BV, 5.13%, 09/24/2027		400,000	396,792
Wintershall Dea Finance 2 BV, 3.00% to 01/20/2029 then 5 yr. Swap Rate EUR + 3.32%, Perpetual	EUR	300,000	331,778
Wintershall Dea Finance BV
3.83%, 10/03/2029	EUR	100,000	114,967
4.36%, 10/03/2032	EUR	300,000	344,264
			11,878,972

Environmental - 0.7%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	425,000	489,496
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)		500,000	486,167
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)		75,000	76,029
			1,051,692

Food & Drug Retail - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034 (a)		300,000	293,902
Cencosud SA, 5.95%, 05/28/2031		820,000	839,125
Market Bidco Finco PLC, 6.75%, 01/31/2031	EUR	475,000	529,460
			1,662,487

Food/Beverage/Tobacco - 2.4%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		475,000	479,846
Barry Callebaut Services NV
3.75%, 02/19/2028	EUR	200,000	230,926
4.25%, 08/19/2031	EUR	100,000	116,457
INDOFOOD CBP SUKSE 3.398% SNR 09/06/31 USD1000, 3.40%, 06/09/2031		860,000	791,645
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036		425,000	425,003
6.25%, 03/01/2056		390,000	379,823
Maple Parent Holdings Corp., 5.05%, 03/26/2031 (a)		175,000	174,327
Mars, Inc., 4.80%, 03/01/2030 (a)		600,000	606,479
NBM US Holdings, Inc., 6.63%, 08/06/2029		600,000	601,320
			3,805,826

Gaming - 0.8%
FDJ UNITED, 3.63%, 11/21/2036	EUR	400,000	445,193
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (a)		100,000	99,789
Studio City Co. Ltd., 7.00%, 02/15/2027		750,000	749,497
			1,294,479

Healthcare - 4.8%
180 Medical, Inc., 5.30%, 10/08/2035 (a)		300,000	293,137
Abbott Laboratories, 5.50%, 03/15/2056		550,000	539,867
Amgen, Inc., 5.65%, 02/19/2056		500,000	485,405
Baxter International, Inc., 4.90%, 12/15/2030		345,000	340,687
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	613,229
Cardinal Health, Inc., 5.35%, 11/15/2034		575,000	581,256
Endo Finance Holdings LP, 8.50%, 04/15/2031 (a)		400,000	419,108
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035		450,000	459,561
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045	GBP	275,000	287,532
Grifols SA, 7.13%, 05/01/2030	EUR	550,000	658,960
HCA, Inc., 3.50%, 09/01/2030		400,000	380,042
LifePoint Health, Inc., 8.38%, 02/15/2032 (a)		450,000	480,774
Novartis Capital Corp., 4.40%, 03/18/2031		425,000	424,837
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		575,000	518,571
Pfizer, Inc., 2.74%, 06/15/2043	GBP	575,000	486,641
TEAM Services Holding, Inc., 9.00%, 02/15/2033 (a)		250,000	245,057
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)		375,000	362,942
			7,577,606

Homebuilders/Real Estate - 4.6%
Altrad Investment Authority SAS, 4.43%, 06/23/2032	EUR	400,000	457,014
American Tower Corp., 4.70%, 12/15/2032		350,000	343,917
CPI Property Group SA, 6.00%, 01/27/2032	EUR	350,000	385,907
Crown Castle, Inc., 3.30%, 07/01/2030		250,000	234,335
Fastighets AB Balder, 4.00%, 03/04/2033	EUR	350,000	383,807
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	482,595
Howard Hughes Corp.
4.13%, 02/01/2029 (a)		250,000	236,657
6.13%, 03/01/2034 (a)		200,000	192,407
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/04/2030	EUR	325,000	371,597
MasTec, Inc., 4.50%, 08/15/2028 (a)		190,000	187,901
P3 Group Sarl, 4.63%, 02/13/2030	EUR	250,000	295,440
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)		500,000	480,244
Public Property Invest AS, 4.38%, 10/01/2032	EUR	425,000	483,035
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 04/01/2032 (a)		200,000	203,776
5.75%, 03/15/2034 (a)		75,000	74,074
Service Properties Trust, 5.50%, 12/15/2027		500,000	501,457
Stoneweg Ereit Lux Finco Sarl, 4.13%, 02/22/2033	EUR	525,000	582,280
TopBuild Corp., 5.63%, 01/31/2034 (a)		250,000	244,953
Trust 2401, 4.87%, 01/15/2030 (a)		200,000	192,701
Uniti Services LLC, 7.50%, 10/15/2033 (a)		600,000	620,764
VIA Outlets BV, 1.75%, 11/15/2028	EUR	229,000	251,812
			7,206,673

Hotels - 0.2%
Marriott International, Inc./MD, 4.50%, 05/01/2033		300,000	290,065

Insurance - 3.0%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (a)		500,000	466,828
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)		400,000	401,996
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (a)		750,000	727,195
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	475,000	556,504
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034		850,000	882,015
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual		200,000	201,249
Generali, 5.80%, 07/06/2032	EUR	300,000	376,131
Hanwha Life Insurance Co. Ltd., 6.30% to 06/24/2030 then 5 yr. CMT Rate + 2.29%, 06/24/2055		395,000	404,342
Rothesay Life PLC, 7.02%, 12/10/2034	GBP	310,000	421,768
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052	GBP	300,000	382,519
			4,820,547

Leisure - 0.3%
Carnival Corp., 6.13%, 02/15/2033 (a)		300,000	303,196
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)		250,000	248,047
			551,243

Metals/Mining - 3.1%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030		400,000	387,702
6.50%, 04/15/2040		400,000	425,388
Capstone Copper Corp., 6.75%, 03/31/2033 (a)		75,000	74,836
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034		500,000	511,178
6.44%, 01/26/2036		300,000	316,356
Endeavour Mining PLC, 7.00%, 05/28/2030		500,000	508,054
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		985,000	1,004,690
Kaiser Aluminum Corp., 5.88%, 03/01/2034 (a)		400,000	393,194
Marcobre SAC, 5.75%, 01/22/2036		500,000	483,380
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031		400,000	418,466
Novelis Corp., 6.88%, 01/30/2030 (a)		150,000	151,409
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc., 5.85%, 05/13/2032		250,000	254,159
			4,928,812

Paper - 0.5%
Suzano Austria GmbH, 3.75%, 01/15/2031		900,000	837,967

Pooled Investment/Equity/Other - 0.3%
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)		275,000	277,393
SNF Group SACA, 5.63%, 03/31/2031 (a)		275,000	278,264
			555,657

Restaurants - 0.6%
Arcos Dorados BV, 6.38%, 01/29/2032		800,000	820,480
McDonald's Corp., 4.95%, 03/03/2035		200,000	199,133
			1,019,613

Services - 2.7%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)		400,000	412,664
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	267,396
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)		275,000	284,283
Eurofins Scientific SE, 3.88%, 02/05/2033	EUR	350,000	396,685
Garda World Security Corp., 6.50%, 01/15/2031 (a)		100,000	101,425
Graham Holdings Co., 5.63%, 12/01/2033 (a)		475,000	465,112
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)		100,000	102,603
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)		400,000	401,018
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (a)		575,000	577,447
TriNet Group, Inc., 7.13%, 08/15/2031 (a)		400,000	388,477
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)		550,000	559,276
WESCO Distribution, Inc., 6.38%, 03/15/2033 (a)		75,000	76,304
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)		225,000	228,719
			4,261,409

Steel - 1.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		612,000	616,043
Commercial Metals Co., 5.75%, 11/15/2033 (a)		150,000	148,540
Gerdau Trade, Inc., 5.75%, 06/09/2035		800,000	813,704
			1,578,287

Super Retail - 3.0%
AA Bond Co. Ltd., 7.38%, 07/31/2029	GBP	350,000	481,894
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)		375,000	378,666
Amazon.com, Inc.
4.88%, 03/13/2036		200,000	198,403
5.80%, 03/13/2056		805,000	807,593
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)		425,000	413,824
Home Depot, Inc., 4.95%, 06/25/2034		200,000	201,609
ITM Entreprises SAS, 4.13%, 01/29/2030	EUR	500,000	579,450
Lowe's Cos., Inc., 5.15%, 07/01/2033		425,000	430,262
Michaels Cos., Inc., 8.50%, 03/15/2033 (a)		450,000	438,555
PVH Corp., 5.50%, 06/13/2030		200,000	201,584
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	603,687
			4,735,527

Technology - 7.5%
Airbnb, Inc., 4.65%, 03/16/2031		375,000	374,403
Amphenol Corp.
2.20%, 09/15/2031		425,000	377,090
4.40%, 02/15/2033		200,000	195,307
Broadcom, Inc.
2.45%, 02/15/2031		250,000	227,080
3.47%, 04/15/2034		375,000	338,054
CoreWeave, Inc., 9.00%, 02/01/2031 (a)		275,000	264,334
Dell International LLC / EMC Corp., 4.75%, 10/06/2032		300,000	295,742
Foundry JV Holdco LLC
5.50%, 01/25/2031 (a)		250,000	255,446
6.15%, 01/25/2032 (a)		525,000	548,488
Insight Enterprises, Inc., 6.63%, 05/15/2032 (a)		350,000	338,091
Jabil, Inc., 4.75%, 02/01/2033		250,000	243,605
Kioxia Holdings Corp.
6.25%, 07/24/2030 (a)		200,000	203,598
6.63%, 07/24/2033 (a)		200,000	205,165
LG Energy Solution Ltd., 5.88%, 04/02/2035		800,000	800,869
Micron Technology, Inc.
5.65%, 11/01/2032		725,000	765,698
6.05%, 11/01/2035		200,000	215,977
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)		150,000	155,712
8.75%, 07/01/2034 (a)		125,000	131,099
Oracle Corp.
4.80%, 08/03/2028		325,000	325,171
5.35%, 05/04/2033		525,000	511,390
5.95%, 09/26/2055		425,000	358,452
Prysmian SpA, 3.63%, 11/28/2028	EUR	290,000	335,537
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)		325,000	325,591
6.25%, 08/15/2033 (a)		150,000	151,733
Rocket Software, Inc., 9.00%, 11/28/2028 (a)		450,000	447,905
Roper Technologies, Inc., 1.75%, 02/15/2031		315,000	272,101
SK hynix, Inc., 6.50%, 01/17/2033		1,100,000	1,198,442
TDF Infrastructure SAS
3.63%, 12/16/2030	EUR	400,000	454,435
4.13%, 10/23/2031	EUR	400,000	460,811
Teleperformance SE, 5.75%, 11/22/2031	EUR	300,000	363,438
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	400,000	373,492
UKG, Inc., 6.88%, 02/01/2031 (a)		400,000	388,489
			11,902,745

Telecommunications - 4.6%
AT&T, Inc., 3.55%, 09/15/2055		390,000	254,467
Bharti Airtel Ltd., 3.25%, 06/03/2031		900,000	845,910
Black Pearl Compute LLC, 6.13%, 02/15/2031 (a)		75,000	76,431
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)		650,000	683,628
Frontier Communications Holdings LLC, 6.00%, 01/15/2030 (a)		400,000	402,640
GCI LLC, 4.75%, 10/15/2028 (a)		475,000	457,423
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)		325,000	331,146
7.00%, 03/31/2034 (a)		350,000	358,050
NJJ Continental SA, 5.25%, 07/31/2028	CHF	400,000	516,508
NTT Finance Corp., 4.62%, 07/16/2028 (a)		320,000	321,289
Rogers Communications, Inc.
5.30%, 02/15/2034		250,000	249,568
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056		515,000	517,110
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		700,000	706,650
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	300,712
T-Mobile USA, Inc.
5.05%, 07/15/2033		500,000	503,951
5.85%, 02/15/2056		430,000	417,827
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)		425,000	348,791
			7,292,101

Transportation Excluding Air/Rail - 1.3%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	232,044
Heathrow Finance PLC, 3.88%, 03/01/2027 (b)	GBP	550,000	715,108
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	660,000	910,568
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.55%, 01/15/2031 (a)		225,000	222,757
			2,080,477

Utilities - 4.8%
Alpha Generation LLC
6.75%, 10/15/2032 (a)		550,000	556,014
6.25%, 01/15/2034 (a)		425,000	417,415
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	532,119
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035		488,753	491,575
Clearway Energy Operating LLC, 5.75%, 01/15/2034 (a)		75,000	73,721
Constellation Energy Generation LLC, 4.40%, 01/15/2031		325,000	320,995
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030	EUR	500,000	579,999
Electricite de France SA, 2.88% to 03/15/2027 then 5 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	600,000	688,188
Essential Utilities, Inc., 5.13%, 03/15/2036		200,000	197,398
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)		125,000	124,861
ITC Holdings Corp., 5.50%, 04/15/2036 (a)		175,000	175,691
Lightning Power LLC, 7.25%, 08/15/2032 (a)		375,000	390,056
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		650,000	622,486
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030		300,000	273,507
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	499,561
Ren Finance BV, 3.38%, 02/18/2034	EUR	325,000	365,906
Societatea Energetica Electrica SA, 4.38%, 07/14/2030	EUR	350,000	402,923
Stedin Holding NV, 3.38%, 02/12/2037	EUR	250,000	271,620
Vistra Operations Co. LLC, 6.95%, 10/15/2033 (a)		500,000	544,237
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)		50,000	52,600
			7,580,872
TOTAL CORPORATE BONDS (Cost $146,532,275)			147,794,431

U.S. TREASURY SECURITIES - 2.3%		Par	Value
United States Treasury Note/Bond, 4.13%, 02/15/2036		3,700,000	3,645,367
TOTAL U.S. TREASURY SECURITIES (Cost $3,664,992)			3,645,367

COLLATERALIZED LOAN OBLIGATIONS - 1.5%		Par	Value
Aqueduct European CLO, A Series 2024-10X, Class A, 3.31% (3 mo. EURIBOR + 1.28%), 01/18/2039	EUR	1,000,000	1,156,209
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.33% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,000,000	1,153,121
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,111,900)			2,309,330

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)		4,160,985	4,160,985
TOTAL MONEY MARKET FUNDS (Cost $4,160,985)			4,160,985

TOTAL INVESTMENTS - 99.8% (Cost $156,470,152)			157,910,113
Other Assets in Excess of Liabilities - 0.2%			272,342
TOTAL NET ASSETS - 100.0%			$158,182,455

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
CHF - Swiss Franc
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $43,485,852 or 27.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Muzinich Dynamic Income Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	9	06/08/2026	$1,304,394	$(23,431)
U.S. Treasury 10 Year Notes	75	06/18/2026	8,328,516	(167,808)
U.S. Treasury 5 Year Note	75	06/30/2026	8,113,477	(76,315)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(267,554)

Muzinich Dynamic Income Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	06/16/2026	USD	520,712	CHF	400,000	$16,182
U.S. Bancorp Investments, Inc.	06/16/2026	USD	46,756,640	EUR	40,000,000	358,131
U.S. Bancorp Investments, Inc.	06/16/2026	USD	5,381,216	GBP	4,000,000	88,070
U.S. Bancorp Investments, Inc.	06/16/2026	EUR	1,000,000	USD	1,162,955	(2,992)
Net Unrealized Appreciation (Depreciation)						$459,391

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Muzinich Dynamic Income Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX.NA.HY.45 12/20/2030 (SELL PROTECTION)	5.00%	Quarterly	B2/B	12/20/2030	$1,534,500	$83,265	$92,696	$(9,431)
	0.000%					$83,265	$92,696	$(9,431)
* Centrally cleared swap.

Goldman Sachs is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Muzinich Dynamic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$147,794,431	$–	$147,794,431
U.S. Treasury Securities	–	3,645,367	–	3,645,367
Collateralized Loan Obligations	–	2,309,330	–	2,309,330
Money Market Funds	4,160,985	–	–	4,160,985
Total Investments	$4,160,985	$153,749,128	$–	$157,910,113

Other Financial Instruments:
Forward Currency Contracts *	$–	$462,383	$–	$462,383
Total Other Financial Instruments	$–	$462,383	$–	$462,383

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(267,554)	$–	$–	$(267,554)
Forward Currency Contracts *	–	(2,992)	–	(2,992)
Credit Default Swaps *	–	(9,431)	–	(9,431)
Total Other Financial Instruments	$(267,554)	$(12,423)	$–	$(279,977)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.